Other Revenue	12 Months Ended
Mar. 31, 2023
Disclosure Of Other Revenue [Abstract]
Other Revenue
11)
OTHER REVENUE

	For the year ended March 31
Particulars	2021	2022	2023
Other travel services - car and rail booking	1,758	4,360	7,503
Marketing alliances - advertising and brand alliance	6,631	10,041	18,007
Ancillary services	3,617	2,923	5,925
Miscellaneous revenue	1,550	723	1,249
Total	13,556	18,047	32,684

Note: During the year ended March 31, 2023, the Group regrouped certain items of revenue presented under ‘Other revenue’ to reflect more appropriately the classification of such revenue earned. Comparative amounts have also been regrouped on same basis for consistency.